Other Income - Schedule of other income (Details) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other Income [Abstract]
Grant income	£ 631	£ 435
R&D expenditure credits	1,973	998
Other income	£ 2,604	£ 1,433